Cover Page	May 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	STEADFAST APARTMENT REIT, INC.
Entity Central Index Key	0001585219
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55428
Entity Tax Identification Number	36-4769184
Entity Address, Address Line One	18100 Von Karman Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	569-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false